Income Taxes - Summary of Pre-Tax Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ (20,095)	$ (1,017)	$ (25,410)
Foreign	11,854	29,447	29,688
Income (loss) before provision for income taxes	$ (8,241)	$ 28,430	$ 4,278